CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Sep. 29, 2012	Oct. 01, 2011
Net Sales	$ 364,556	$ 380,693	$ 1,018,561	$ 1,071,658
Cost of goods sold	161,439	173,856	445,620	502,758
Gross Profit	203,117	206,837	572,941	568,900
Selling, general & administrative expenses	203,398	211,685	643,707	634,521
Impairment of intangible assets		814		814
Operating Income (Loss)	(281)	(5,662)	(70,766)	(66,435)
Other income (expense), net	(1,038)	16,818	1,479	(7,077)
Gain on sale of trademarks		15,600		15,600
(Loss) gain on extinguishment of debt, net	(3,023)		(8,669)	6,547
Interest expense, net	(13,228)	(15,834)	(37,836)	(42,908)
(Loss) Income Before Provision for Income Taxes	(17,570)	10,922	(115,792)	(94,273)
Provision for income taxes	1,823	3,919	4,882	5,605
(Loss) Income from Continuing Operations	(19,393)	7,003	(120,674)	(99,878)
Discontinued operations, net of income taxes	592	(221,637)	(10,865)	(300,997)
Net (Loss) Income	$ (18,801)	$ (214,634)	$ (131,539)	$ (400,875)
Basic and Diluted
(Loss) Income from Continuing Operations (in dollars per share)	$ (0.17)	$ 0.07	$ (1.12)	$ (1.06)
Net Loss (in dollars per share)	$ (0.17)	$ (2.27)	$ (1.22)	$ (4.24)
Weighted Average Shares, Basic (in shares)	113,109	94,483	107,692	94,443
Weighted Average Shares, Diluted (in shares)	113,109	95,323	107,692	94,443